                         File Nos. 33-37459 and 811-6200

    As filed with the Securities and Exchange Commission on February 1, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.40                                        [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44
                                                                      [X]


                               SCHWAB INVESTMENTS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                               Jeremiah H. Chafkin

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant Esq.              Martin E. Lybecker, Esq.                 Koji Felton, Esq.
Morgan Lewis & Bockius LLP         Ropes & Gray                             Charles Schwab Investment
1701 Market Street                 One Franklin Square                      Management, Inc.
Philadelphia, PA 19103             1301 K Street, N.W., Suite 800 East      101 Montgomery Street
                                   Washington, D.C.  20005                  120K-14-109
                                                                            San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box):

/ /    Immediately upon filing pursuant to paragraph (b)

/X/    On February 28, 2002, pursuant to paragraph (b)

/ /    60 days after filing pursuant to paragraph (a)(i)

/ /    On (date), pursuant to paragraph (a)(1)

/ /    75 days after filing pursuant to paragraph (a)(ii)
/ / On (date), pursuant to paragraph (a)(ii) of Rule 485 if appropriate, check appropriate box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Part C

The prospectus for the Schwab 1000 Fund was electronically filed and is incorporated by reference to Part A, File No. 811-7704, of Post-Effective Amendment No. 39, filed on December 10, 2001.



The Statement of Additional Information for the Schwab 1000 Fund was electronically filed and is incorporated by reference to Part B, File No. 811-7704, of Post-Effective Amendment No. 41, filed on December 10, 2001.



Part C

                                     PART C
                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23. Exhibits.


(a) Articles of                     Agreement and Declaration of Trust, dated
    Incorporation                   October 26, 1990, was electronically filed
                                    and is incorporated by reference to Exhibit
                                    1, File No. 811-6200, of Post-Effective
                                    Amendment No. 22 to Registrant's
                                    Registration Statement on Form N-1A, filed on December 30, 1997.

(b) By-Laws                         Amended and Restated By-Laws were
                                    electronically filed and are incorporated by reference to Exhibit 2, File No. 811-6200, of Post-Effective Amendment No. 22 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on December 30, 1997.

(c) Instruments Defining     (i)    Article III, Section 5, Article V, Article
    Rights of Security              VI, Article VIII, Section 4 and Article IX,
    Holders                         Sections 1, 5 and 7 of the Agreement and
                                    Declaration of Trust were filed and are
                                    incorporated by reference to Exhibit 1, File
                                    No. 811-6200, of Post-Effective Amendment
                                    No. 22 to Registrant's Registration
                                    Statement on Form N-1A, filed on December
                                    30, 1997.

                             (ii)   Article 9, Article 10, Section 6, and
                                    Article 11 of the Amended and Restated
                                    By-Laws were filed and are incorporated by reference to Exhibit 2, File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on December 30, 1997.

(d) Investment Advisory      (i)    Investment Advisory and Administration
    Contracts                       Agreement between Registrant and  Charles
                                    Schwab Investment Management, Inc. (the
                                    "Investment Manager") and Schedules B and C were electronically filed and are incorporated by reference to Exhibit 5(a), File No. 811-6200, of Post-Effective
                                    Amendment No. 22 to Registrant's
                                    Registration Statement on Form N-1A, filed on December 30, 1997.

                             (ii) Amended Schedules A and D to Investment Advisory and Administration Agreement referred to at Exhibit (d)(i) above was electronically filed and is incorporated by reference to Exhibit (d) (ii), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.


Part C

(e) Underwriting
    Contracts                (i)    Distribution Agreement between Registrant
                                    and Charles Schwab & Co., Inc. ("Schwab") was electronically filed and is incorporated by reference to Exhibit 6, File No.
                                    811-6200, of Post-Effective Amendment No. 22 to Registrant's Registration Statement on
                                    Form N-1A, filed on December 30, 1997.

                             (ii) Amended Schedule A to the Distribution Agreement was electronically filed and is incorporated by reference to Exhibit (e)
                                    (ii), File No. 811-6200, of Post-Effective
                                    Amendment No. 29 to Registrant's
                                    Registration Statement on Form N-1A, on July
                                    21, 1999.

(f) Bonus or Profit                 Inapplicable.
    Sharing Contracts

(g) Custodian Agreements     (i)    Custodian Services Agreement between
                                    Registrant and PNC Bank, National
                                    Association (formerly Provident National
                                    Bank) was electronically filed and is
                                    incorporated by reference to Exhibit 8(a), File No. 811-6200, of Post-Effective
                                    Amendment No. 22 to Registrant's
                                    Registration Statement on Form N-1A, filed on December 30, 1997.

                             (ii)   Amendment No. 1 to Custodian Services
                                    Agreement referred to at Exhibit g(i) above was filed and is incorporated by reference to Exhibit 8(b), File No. 811-6200, of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on December 29, 1996.

                             (iii)  Amendment No. 2 to Custodian Services
                                    Agreement referred to at Exhibit (g)(i)
                                    above was filed and is incorporated by
                                    reference to Exhibit 8(c), File No.
                                    811-6200, of Post-Effective Amendment No.14 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1996.

                             (iv) Amended Schedule A to the Custodian Services Agreement referred to at Exhibit (g)(i) above was electronically filed and is incorporated by reference to Exhibit
                                    (g)(iv), File No. 811-6200, of
                                    Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on July 21, 1999.

                             (v)    Transfer Agency Agreement between the
                                    Registrant and Schwab and Schedule B were electronically filed and are incorporated by reference to Exhibit 8(e), File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1997.



Part C

                             (vi) Amended Schedules A and C to the Transfer Agency Agreement referred to at Exhibit
                                    (g)(v) above were electronically filed and are incorporated by reference to Exhibit
                                    (g)(vi), File No. 811-6200, of
                                    Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N1-1A, filed on July 21, 1999.

                             (vii) Shareholder Service Agreement between the Registrant and Schwab and Schedule B were electronically filed and are incorporated by reference to Exhibit 8(g), File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1997.

                             (viii) Schedules A and C to the Shareholder Service
                                    Agreement between the Registrant and Schwab referenced at Exhibit (g)(vii) above were electronically filed and are incorporated by reference to Exhibit (g)(viii), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                             (ix)   Accounting Services Agreement between
                                    Registrant and Provident Financial
                                    Processing Corporation was electronically filed and is incorporated by reference to
                                    Exhibit 8(i), File No. 811-6200, of
                                    Post-Effective Amendment No. 22 to
                                    Registrant's Registration Statement on Form
                                    N-1A filed on December 30, 1997.

                             (x) Amendment No. 1 to Accounting Services Agreement referred to at Exhibit (g)(ix) above was filed and is incorporated by reference to Exhibit 8(j), File No. 811-6200, of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on December 29, 1996.

                             (xi) Amendment No. 2 to Accounting Services Agreement referred to at Exhibit (g)(ix) above was filed and is incorporated by reference to Exhibit 8(k), File No. 811-6200, of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1996.

                             (xii) Amended Custodian Services Fee Agreement dated November 1, 1998, by and between the Registrant and PNC Bank, National Association, is incorporated herein by reference to Exhibit (g)(xii), File No. 811-6200, of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, electronically filed on December 30, 1998.


Part C

                             (xiii) Schedule A to the Custodian Services Fee
                                    Agreement between the registrant and PNC
                                    Bank, National Association and PFPC, Inc.
                                    was electronically filed and is incorporated by reference to Exhibit (g)(xiv), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                             (xiv) Accounting Services Agreement with SEI Fund Resources dated April 1, 1998, was electronically filed and is incorporated herein by reference to Exhibit g (xiii), File No. 811-6200, of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, electronically filed on December 30, 1998.

                             (xv)   Amended Schedule A of the Accounting
                                    Services Agreement between the Registrant and SEI Fund Resources was electronically filed and is incorporated by reference to Exhibit (g)(xvi), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                             (xvi) Amendment No. 1 to the Accounting Services Agreement dated December 17, 1998, by and between Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments and SEI Fund Resources was electronically filed and is incorporated by reference to exhibit
                                    (g)(xvii), File No. 811-6200, of
                                    Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on July 21, 1999.

(h) Other Material                  Inapplicable.
    Contracts

(i) Legal Opinion                   Opinion of Counsel to be filed by amendment.

(j) Other Opinions                  Auditors' consent to be filed by amendment.

(k) Omitted Financial               Inapplicable.
    Statements

(l) Initial Capital          (i)    Purchase Agreement relating to shares of the
    Agreement                       Schwab 1000 Fund was electronically filed
                                    and is incorporated by reference to Exhibit
                                    (l)(i), File No. 811-6200, of Post-Effective
                                    Amendment No. 29 to Registrant's
                                    Registration Statement on Form N-1A, filed on July 21, 1999.


Part C

                             (ii) Purchase Agreement relating to shares of the Schwab Short-Term Bond Market Index Fund (formerly Schwab Short/Intermediate
                                    Government Bond Fund) was electronically filed and incorporated by reference to Exhibit (l)(ii), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                             (iii) Purchase Agreement relating to shares of the Schwab California Long-Term Tax-Free Bond Fund (formerly Schwab California Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit
                                    (l)(iii), File No. 811-6200, of
                                    Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on July 21, 1999.

                             (iv) Purchase Agreement relating to shares of the Schwab Long-Term Tax-Free Bond Fund (formerly Schwab National Tax Free Bond
                                    Fund) was electronically filed and is
                                    incorporated by reference to Exhibit
                                    (l)(iv), File No. 811-6200, of
                                    Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on July 21, 1999.

                             (v) Purchase Agreement relating to shares of the Schwab Short/Intermediate Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab Total Bond Market Index Fund (formerly, Schwab Long-Term Government Bond Fund) was electronically filed and is incorporated by reference to Exhibit 13, File No. 811-6200, to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on December 30, 1997.

                             (vi) Purchase Agreement relating to shares of the Schwab YieldPlus Fund(R) was electronically filed and is incorporated by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 29, File No. 811-6200, to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

(m) Rule 12b-1 Plan                 Inapplicable.


(n) Financial Data Schedule         Inapplicable.

(o) Rule 18f-3 Plan                 Registrant's Amended and Restated Multiple
                                    Class Plan for Investor and Select Shares of
                                    Schwab 1000 Fund(R) and Schwab YieldPlus
                                    Fund(R) was electronically filed and is
                                    incorporated by reference to Exhibit (o)(i) of Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on July 21, 1999.


Part C

(p) Power of Attorney        (i)    Power of Attorney executed by Mariann
                                    Byerwalter, February 14, 2001, to
                                    Post-Effective Amendment No. 36 to
                                    Registrant's Statement on Form N-1A,
                                    electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(i), File No. 811-6200.

                             (ii) Power of Attorney executed by William A. Hasler, February 14, 2001, to Post-Effective Amendment No. 36 to Registrant's Statement on Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-6200

                             (iii) Power of Attorney executed by Gerald B. Smith, February 14, 2001, to Post-Effective Amendment No. 36 to Registrant's Statement on Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-6200

                             (iv) Power of Attorney executed by Charles R. Schwab, November 21, 2000, to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-6200.

                             (v) Power of Attorney executed by Jeremiah H. Chafkin, November 21, 2000, to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(v), File No. 811-6200.

                             (vi) Power of Attorney executed by John Coghlan, November 21, 2000, to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2000, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-6200.

                             (vii) Power of Attorney executed by Donald F. Dorward, February 14, 2001, to Post-Effective Amendment No. 36 to Registrant's Statement on Form N-1A, electronically filed February 26, 2001, is incorporated herein by reference to Exhibit
                                    (p)(vii), File No. 811-6200.

                             (viii) Power of Attorney executed by Robert G.
                                    Holmes, February 14, 2001, to Post-Effective
                                    Amendment No. 36 to Registrant's Statement on Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-6200.



Part C

                         (ix) Power of Attorney executed by Donald R. Stephens, February 14, 2001, to Post-Effective Amendment No. 36 to Registrant's Statement on Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-6200.

                         (x) Power of Attorney executed by Michael W. Wilsey, February 14, 2001, to Post-Effective Amendment No. 36 to Registrant's Statement on Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit
                                (p)(x), File No. 811-6200.

                         (xi) Power of Attorney executed by Tai-Chin Tung, February 14, 2001, to Post-Effective Amendment No. 36 to Registrant's Statement on Form N-1A, electronically filed on February 26, 2001, is incorporated herein by reference to Exhibit
                                (p)(xi), File No. 811-6200.

                         (xii) Certificate of Assistant Secretary executed by Alice L. Schulman, August 20, 2001, to Post-Effective Amendment No. 37 to Registrant's Statement on Form N-1A electronically filed on August 28, 2001, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-6200.

(q)   Code of Ethics     (i)    Code of Ethics adopted by Registrant, Charles
                                Schwab Investment Management Inc. and Charles
                                Schwab & Co., Inc., April 24, 2000, to
                                Post-Effective Amendment No. 36 to Registrant's
                                Statement on Form N-1A, electronically filed on February 27, 2001, is incorporated herein by reference to Exhibit (a)(i), File No. 811-6200.


Item 24. Persons Controlled by or under Common Control with the Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross


Part C
negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager


Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant           Name of Company                       Capacity
---------------------------------------------------------------------------------------
Charles R. Schwab,        Charles Schwab & Co., Inc.            Chairman, Director
Chairman, Chief
Executive Officer
and Trustee
                          The Charles Schwab Corporation        Chairman and Co-Chief
                                                                Executive Officer,
                                                                Director

                          Charles Schwab Investment             Chairman, Director
                          Management, Inc.

                          Schwab Holdings, Inc.                 Chief Executive
                                                                Officer, Director


Part C

Name and Position
with Registrant           Name of Company                       Capacity
---------------------------------------------------------------------------------------
                          Charles Schwab Limited (U.K.)         Chairman and Chief
                                                                Executive Officer

                          Schwab International Holdings,        Chairman and Chief
                          Inc.                                  Executive Officer

                          Schwab (SIS) Holdings, Inc. I         Chairman and Chief
                                                                Executive Officer

                          U.S. Trust Corporation                Director

                          United States Trust Company of        Director
                          New York

                          The Gap, Inc.                         Director

                          Audiobase, Inc.                       Director

                          Vodaphone AirTouch PLC                Director

                          Siebel Systems                        Director

                          Xign, Inc.                            Director

                          The Charles Schwab Trust Company      Director until July
                                                                2001

                          Mayer & Schweitzer, Inc.              Chairman and Director
                                                                until January 1999

                          Schwab Retirement Plan Services,      Chairman, Director
                          Inc.                                  until January 1999

                          Performance Technologies, Inc.        Chairman, Director
                                                                until January 1999

                          TrustMark, Inc.                       Chairman and Director
                                                                until January 1999

David S. Pottruck         Charles Schwab & Co., Inc.            President and Chief
                                                                Executive Officer,
                                                                Director

                          The Charles Schwab Corporation        President and Co-Chief
                                                                Executive Officer,
                                                                Director

                          Charles Schwab Investment             Director
                          Management, Inc.


Part C

Name and Position
with Registrant           Name of Company                       Capacity
---------------------------------------------------------------------------------------
                          U.S. Trust Corporation                Director

                          United States Trust Company of        Director
                          New York

                          Schwab (SIS) Holdings, Inc. I         President and Chief
                                                                Operating Officer

                          Schwab Holdings, Inc.                 President and Chief
                                                                Operating Officer,
                                                                Director

                          Schwab International Holdings,        President and Chief
                          Inc.                                  Operating Officer

                          Schwab Retirement Plan Services,      Director until January
                          Inc.                                  1999

                          Charles Schwab Limited (U.K.)         Director until January
                                                                1999

                          Mayer & Schweitzer, Inc.              Director until January
                                                                1999

                          Performance Technologies, Inc.        Director until January
                                                                1999

                          TrustMark, Inc.                       Director until January
                                                                1999

John P. Coghlan           Charles Schwab & Co., Inc.            Vice Chairman and
President and Trustee                                           Enterprise President -
                                                                Retirement Plan
                                                                Services and Services
                                                                for Investment Managers

                          Charles Schwab Investment             Chief Executive
                          Management, Inc.                      Officer and  Director

                          The Charles Schwab Corporation        Vice Chairman and
                                                                Executive Vice
                                                                President

                          The Charles Schwab Trust Company      President, Chief
                                                                Executive Officer and
                                                                Director

                          TrustMark, Inc.                       President and Director

                          Charles Schwab Asset Management       Director
                          (Ireland) Ltd.

                          Charles Schwab Worldwide Funds        Director
                          PLC


Part C

Name and Position
with Registrant           Name of Company                       Capacity
---------------------------------------------------------------------------------------
                          Performance Technologies, Inc.        Director

                          Schwab Retirement Plan Services,      Director
                          Inc.

Willie C. Bogan           The Charles Schwab Corporation        Assistant Corporate
                                                                Secretary

                          Charles Schwab & Co., Inc.            Vice President and
                                                                Assistant Corporate
                                                                Secretary

                          Charles Schwab Investment             Assistant Corporate
                          Management, Inc.                      Secretary

                          The Charles Schwab Trust Company      Assistant Corporate
                                                                Secretary until
                                                                February 2000

Jeremiah H. Chafkin,      Charles Schwab & Co., Inc.            Executive Vice
Executive Vice                                                  President, Asset
President, Chief                                                Management Products
Operating Officer                                               and Services.  Prior
and Trustee                                                     to September 1999, Mr.
                                                                Chafkin was Senior
                                                                Managing Director,
                                                                Bankers Trust Company.

                          Charles Schwab Investment             President and Chief
                          Management, Inc.                      Operating Officer

                          Charles Schwab Asset Management       Director
                          (Ireland) Ltd.

Karen W. Chang            Charles Schwab & Co., Inc.            Enterprise President -
                                                                General Investor
                                                                Services

Koji E. Felton,           Charles Schwab Investment             Senior Vice President,
Secretary                 Management, Inc.                      Chief Counsel and
                                                                Assistant Corporate
                                                                Secretary

Christopher V. Dodds      Charles Schwab & Co., Inc.            Executive Vice
                                                                President and Chief
                                                                Financial Officer

Carrie Dwyer              Charles Schwab & Co., Inc.            Executive Vice
                                                                President - Corporate
                                                                Oversite and Corporate
                                                                Secretary

Lon Gorman                Charles Schwab & Co., Inc.            Vice Chairman and
                                                                Enterprise President -
                                                                Capital Markets and
                                                                Trading


Part C

Name and Position
with Registrant           Name of Company                       Capacity
---------------------------------------------------------------------------------------
Daniel O. Leemon          Charles Schwab & Co., Inc.            Executive Vice
                                                                President and Chief
                                                                Strategy Officer

Dawn G. Lepore            Charles Schwab & Co., Inc.            Vice Chairman of
                                                                Technology and
                                                                Administration

Frederick E. Matteson     Charles Schwab & Co., Inc.            Executive Vice
                                                                President - Schwab
                                                                Technology Services

Mary McLeod               Charles Schwab & Co., Inc.            Executive Vice
                                                                President - Human
                                                                Resources

John P. McGonigle         Charles Schwab & Co., Inc.            Executive Vice
                                                                President - Mutual
                                                                Funds

Geoffrey J. Penney        Charles Schwab & Co., Inc.            Executive Vice
                                                                President - Financial
                                                                Products and
                                                                International
                                                                Technology

Gideon Sasson             Charles Schwab & Co., Inc.            Enterprise President -
                                                                Brokerage Operations

Elizabeth G. Sawi         Charles Schwab & Co., Inc.            Executive Vice
                                                                President and Chief
                                                                Administrative Officer


Tai-Chin Tung,            Charles Schwab Investment             Senior Vice President
Treasurer and             Management, Inc.                      and Chief Financial
Principal Financial                                             Officer
Officer

                          The Charles Schwab Trust Company      Vice President

Stephen B. Ward,          Charles Schwab Investment             Senior Vice President
Senior Vice               Management, Inc.                      and Chief Investment
President and Chief                                             Officer
Investment Officer

                          The Charles Schwab Trust Company      Chief Investment
                                                                Officer


Part C

Item 27. Principal Underwriters.


            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c)  Not applicable.

Item 28. Location of Accounts and Records.

            All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources, Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29. Management Services.

            Not applicable.

Item 30. Undertakings.

            Not applicable.


Part C

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 40 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 1st day of February, 2002.

                              SCHWAB INVESTMENTS
                              Registrant

                              Charles R. Schwab*
                              ---------------------------
                              Charles R. Schwab, Chairman

                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 1st day of February, 2002.


Signature                                            Title
---------                                            -----

Charles R. Schwab*                                   Chairman, Chief Executive Officer and Trustee
--------------------
Charles R. Schwab

John Coghlan*                                        President and Trustee
--------------------
John Coghlan

Jeremiah H. Chafkin*                                 Executive Vice President, Chief Operating Officer and Trustee
--------------------
Jeremiah H. Chafkin

Mariann Byerwalter*                                  Trustee
--------------------
Mariann Byerwalter

Donald F. Dorward*                                   Trustee
--------------------
Donald F. Dorward

William A. Hasler*                                   Trustee
--------------------
William A. Hasler

Robert G. Holmes*                                    Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                                     Trustee
--------------------
Gerald B. Smith

Donald R. Stephens*                                  Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
--------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By: /s/ Richard W. Grant
     --------------------------------------
         Richard W. Grant, Attorney-in-Fact
         pursuant to Powers of Attorney